Investment in partnership (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Proportionate share of unincorporated partnership
At inception of the partnership, assets and liabilities were proportionately recognized within the Company's consolidated financial statements at 49% as follows:

Assets
Cash	$1,131
Inventory	29
Prepaid expenses	4
Property, plant and equipment	2,581
Total assets	$3,745

Liabilities
Capital lease obligation	$800
Long-term debt	637
Total liabilities	$1,437

Total consideration paid	$2,308

The financial data for the Company's 49% interest included in the consolidated financial statements is summarized as follows:
Balance Sheet

	December 31, 2017	December 31, 2016
Assets
Current assets	$1,868	$—
Non-current assets	2,275	—
Total assets	$4,143	$—
Liabilities
Current liabilities	$1,094	$—
Long-term liabilities	1,141	—
Total liabilities	$2,235	$—

Net Assets	$1,908	$—
Statement of Operations and Comprehensive Loss

Year ended December 31,	2017	2016
Revenues	$4,310	$—
Gross profit (i)	3,908	—
Loss before taxes	(401)	—
Net loss and comprehensive loss(ii)	(401)	—
(i) Gross profit is defined as revenue less: project costs; equipment costs; and depreciation.
(ii) For income tax purposes, all income attributed to the partnership agreement is allocated to the partners pro-rata in accordance with their respective interest.